INVESCO TREASURER'S SERIES TRUST

                           Money Market Reserve Fund
                            Tax-Exempt Reserve Fund

                             7800 E. Union Avenue
                            Denver, Colorado 80237
                           Telephone: 800-241-5477

--------------------------------------------------------------------------------
The Financial Statements contained herein are submitted for the general information of the shareholders of the Fund. This Report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.
--------------------------------------------------------------------------------

                      INVESCO CAPITAL MANAGEMENT, INC.
                             Investment Adviser

                          INVESCO FUNDS GROUP, INC.
                                 Distributor

                        ANNUAL REPORT TO SHAREHOLDERS
                              December 31, 1997




                              TABLE OF CONTENTS

                                                                          Page
                                                                          ----
Statement of Investment Securities......................................   2

Statement of Assets and Liabilities.....................................   6

Statement of Operations.................................................   6

Statement of Changes in Net Assets......................................   7

Notes to Financial Statements...........................................   8

Financial Highlights....................................................   9

Report of Independent Accountants.......................................  11



                       INVESCO Treasurer's Series Trust
                      STATEMENT OF INVESTMENT SECURITIES
                            December 31, 1997
---------------------------------------------------------------------------------------------
                                                Effective
                                                 Interest         Principal
Description                                        Rate %            Amount             Value
---------------------------------------------------------------------------------------------

TREASURER'S  MONEY MARKET RESERVE Fund
Commercial Paper 42.26%
AUTO PARTS 3.09%
Johnson Controls
   1/12/1998                                         5.94     $   1,620,000     $   1,617,103
                                                                                -------------
CHEMICALS 5.73%
Great Lakes Chemical
   1/5/1998                                          6.22         3,000,000         2,997,956
                                                                                -------------
FINANCIAL 12.43%
Greenwich Funding
   1/5/1998                                          5.74         3,500,000         3,497,799
Wilmington Trust
   5/20/1998                                         5.82         3,000,000         3,000,000
                                                                                -------------
                                                                                    6,497,799
                                                                                -------------
FOODS 7.64%
Heinz (H J) Co
   1/6/1998                                          5.82         4,000,000         3,996,811
                                                                                -------------
NATURAL GAS 5.73%
Questar Corp
   1/5/1998                                          5.96         3,000,000         2,998,040
                                                                                -------------
RETAIL 7.64%
Penney (J C) Funding
   1/6/1998                                          5.73         4,000,000         3,996,862
                                                                                -------------
TOTAL COMMERCIAL PAPER
   (Cost $22,104,571)                                                              22,104,571
                                                                                -------------
Eurodollar Time Deposits 7.65%
BANKS 7.65%
Bank of America Canada
   1/8/1998 (Cost $4,000,000)                        5.65         4,000,000         4,000,000
                                                                                -------------





Loan Participation Agreements 11.46%
AGRICULTURAL 5.73%
Cargill Inc
   1/5/1998                                          5.77         3,000,000         3,000,000
                                                                                -------------
ELECTRIC UTILITIES 5.73%
Georgia Power
   1/9/1998                                          5.93         3,000,000         3,000,000
                                                                                -------------
   TOTAL LOAN PARTICIPATION AGREEMENTS
   (Cost $6,000,000)                                                                6,000,000
                                                                                -------------
Municipal  Short-Term  Notes^ 14.34%
HEALTH CARE RELATED 5.35%
Fairview Hosp & Hlthcare Svcs of Minnesota,
ACES, Hosp Rev,
   Series A, 11/1/2015                               6.05         2,800,000         2,800,000
                                                                                -------------
INSURANCE 8.99%
Health Insurance Plan of New York,
   Gen Oblig, ACES, Ind Rev,
   Series B-1, 7/1/2016                              6.15         4,700,000         4,700,000
                                                                                -------------
   TOTAL MUNICIPAL SHORT-TERM NOTES
   (Cost $7,500,000)                                                            $   7,500,000
                                                                                -------------
Other 24.29%
United Missouri Bank, Money Market
   Fiduciary~ (Cost $12,703,921)                     4.44     $  12,703,921        12,703,921
                                                                                -------------
TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
   (Cost $52,308,492#)                                                          $  52,308,492
                                                                                =============


TREASURER'S  TAX-EXEMPT RESERVE Fund
MUNICIPAL SHORT-TERM  INVESTMENTS^  98.64%
Daily Put Bonds 13.46%
ALABAMA 0.87%
Columbia Indl Dev Brd, Alabama (Alabama Pwr Proj),
 AR, PCR Ref,
 1995 Series D, 10/1/2022                             5.00     $    200,000      $    200,000
                                                                                -------------





DISTRICT OF COLUMBIA 3.04%
District of Columbia, VR, Gen Oblig,
   Gen Fund Recovery, Series 1991B-1,
   6/1/2003                                          5.00           700,000           700,000
                                                                                -------------
GEORGIA 3.91%
Burke Cnty Dev Auth, Georgia (Georgia
   Pwr Plant Vogtle Proj), AR, PCR,
   Fifth Series 1994, 7/1/2024                       5.00           900,000           900,000
                                                                                -------------
NEW YORK 2.17%
New York City, New York, AR, Gen
   Oblig, 1994 Subseries,
   E-2, 8/1/2021                                     5.00           200,000           200,000
   E-4, 8/1/2022                                     5.00           100,000           100,000
   E-5, 8/1/2019                                     5.00           200,000           200,000
                                                                                -------------
                                                                                      500,000
                                                                                -------------
OREGON 3.47%
Umatilla Cnty Hosp Fac Auth, Oregon
   (Franciscan Hlth System Pooled Fing
   Prog), DATES, Hosp Rev,
   Series 1985A, 12/1/2024                           5.00           500,000           500,000
   Series 1985B, 12/1/2024                           5.00           300,000           300,000
                                                                                -------------
                                                                                      800,000
                                                                                -------------
   TOTAL DAILY PUT BONDS
   (Cost $3,100,000)                                                                3,100,000
                                                                                -------------
Weekly Put Bonds 85.18%
ALABAMA 0.39%
Montgomery Indl Dev Brd , Alabama
   (Smith Inds Proj), V/FRD, IDR,
   Series 1988-B, 6/1/2000                           3.95            90,000            90,000
                                                                                -------------
ALASKA 7.38%
Alaska Indl Dev & Export Auth
   (Fairbanks Gold Mining Proj), AR,
   Exmp Facil Rev, Series 1997,
   5/1/2009                                          3.95           800,000           800,000
Alaska Hsg Fin Corp, VR, Gen Mtg Rev,
   1991 Series C, 6/1/2026                           3.70           900,000           900,000
                                                                                -------------

                                                                                    1,700,000
                                                                                -------------




ARIZONA 13.37%
Apache Cnty Indl Dev Auth, Arizona
   (Tucson Elec Pwr Springerville Proj),
   VR, IDR, 1983 Series C, 12/15/2018                3.80         1,000,000         1,000,000
Arizona Hlth Facils Auth (Pooled
   Ln Prog), VRD, Rev, Series 1985,
   10/1/2015                                         3.70           400,000           400,000
Maricopa Cnty Indl Dev Auth, Arizona
   (McLane Co Proj), VRD, Rev,
   Series 1984, 10/1/2004                            4.45         1,180,000         1,180,000
Pima Cnty Indl Dev Auth, Arizona
   (Tucson Elec Pwr Irvington Proj),
   F/VR, IDR, Series 1982A, 10/1/2022                3.80           500,000           500,000
                                                                                -------------
                                                                                    3,080,000
                                                                                -------------
ARKANSAS 4.34%
Clark Cnty, Arkansas (Reynolds Metals
   Proj), AR, Solid Waste Disp Rev,
   Series 1992, 8/1/2022                             3.95         1,000,000         1,000,000
                                                                                -------------
FLORIDA 2.17%
Tampa, Florida, VR, Occupational
   License Tax, Series 1996A, 10/1/2018              3.70           500,000           500,000
                                                                                -------------
GEORGIA 4.34%
Savannah Downtown Dev Auth, Georgia
   (Savannah Parking Facils Proj), A/FR,
   Rev, 9/1/2005                                     3.70         1,000,000         1,000,000
                                                                                -------------
ILLINOIS 4.34%
Illinois Hlth Facils Auth (Hosp
   Sisters Svcs Oblig Group Proj),
UPDATES, Series 1985E, 12/1/2014                     4.15         1,000,000         1,000,000
                                                                                -------------
KENTUCKY 2.61%
Kentucky Econ Dev Fin Auth (Grtr
   Cincinnati Hlth Alliance), AR, Hosp
   Facils Rev, Series 1997C, 1/1/2022                3.70           600,000           600,000
                                                                                -------------
LOUISIANA 2.17%
Louisiana Pub Facils Auth (Sisters
   of Charity of the Incarnate Word),





   AR, Unit Price Demand Rev, Series
   1997E, 7/1/2023                                   3.70           500,000           500,000
                                                                                -------------
MINNESOTA 3.91%
Olmsted Cnty, Minnesota, VR, Human
   Svcs Campus Infrastructure Rev,
   Ctfs Participation, 8/1/2005                      4.10           900,000           900,000
                                                                                -------------
MISSOURI 3.91%
St Louis Cnty Indl Dev Auth, Missouri
   (Schnuck Mkts Kirkwood Proj), F/VR,
   IDR, Series 1985, 12/1/2015                       4.28           900,000           900,000
                                                                                -------------
NORTH CAROLINA 3.91%
East Carolina Univ, North Carolina
   (Dowdy-Flicklen Stadium Proj), VRD,
   Athletic Dept Rev, Series 1996,
   5/1/2017                                          3.65           900,000           900,000
                                                                                -------------
OHIO 3.47%
Hamilton Cnty, Ohio (Grtr Cincinnati
   Hlth Alliance), AR, Hosp Facils Rev,
   Series 1997A, 1/1/2018                            3.65           800,000           800,000
                                                                                -------------
OKLAHOMA 4.34%
Tulsa Intl Arport, Oklahoma, VRD,
   Gen Rev, Series 1996, 6/1/2018                    4.10         1,000,000         1,000,000
                                                                                -------------
SOUTH CAROLINA 2.17%
Dorchester Cnty, South Carolina
   (BOC Group Proj), TEAMS, Pollution
   Ctl Facils, Series 1993, 12/8/2000                4.20           500,000           500,000
                                                                                -------------
TENNESSEE 9.77%
Nashville & Davidson Cnty Metro Govt
   Indl Dev Brd, Tennessee (Multifamily
   Chimneytop II), VR, Rev, 9/1/2006                 4.15           350,000           350,000
Morristown Indl Dev Brd, Tennessee
   (Camvac Intl Proj), AR, Indl Rev,
   Series 1983, 6/1/1998                             4.53         1,000,000         1,000,000
Nashville Metro Airport Auth,
   Tennessee, AR, Airport Impt Rev Ref,
   Series 1993, 7/1/2019                             3.75           900,000           900,000
                                                                                -------------
                                                                                    2,250,000





                                                                                -------------
VERMONT 2.17%
Vermont Indl Dev Auth (Ryegate Proj),
   VRD, IDR, Series 1990, 12/1/2015                  3.85           500,000     $     500,000
                                                                                -------------
WASHINGTON 1.74%
Washington Hsg Fin Commn (Pac First
   Fed Svgs Bank Proj), VRD, Multifamily
   Mtg Rev Ref, Series 1988B, 10/1/2020              3.95           400,000           400,000
                                                                                -------------
WYOMING 8.68%
Green River, Wyoming (Allied Corp Proj),
   F/FR, PCR Ref, 1982 Series, 12/1/2012             4.61         2,000,000         2,000,000
                                                                                -------------
   TOTAL WEEKLY PUT BONDS
   (Cost $19,620,000)                                                              19,620,000
                                                                                -------------
TOTAL MUNICIPAL SHORT-TERM INVESTMENTS
   (Cost $22,720,000)                                                              22,720,000
                                                                                -------------
TAXABLE SHORT-TERM INVESTMENTS 1.36%
United Missouri Bank, Money Market
   Fiduciary~ (Cost $312,994)                        4.44           312,994           312,994
                                                                                -------------
TOTAL INVESTMENT SECURITIES
   AT VALUE 100.00%
   (Cost $23,032,994#)                                                          $  23,032,994
                                                                                =============

The following abbreviations may be used in portfolio descriptions:
A/FR*       -     Adjustable/Fixed Rate
AR*         -     Adjustable Rate
DATES*      -     Daily Adjustable Tax-Exempt Securities
F/FR        -     Floating Fixed Rate
F/VR        -     Floating/Variable Rate
IDR         -     Industrial Development Revenue
PCR         -     Pollution Control Revenue
TEAMS*      -     Tax-Exempt Adjustable Mode Securities
UPDATES*    -     Unit Price Demand Tax-Exempt Securities
V/FRD*      -     Variable/Fixed Rate Demand
VR*         -     Variable Rate
VRD*        -     Variable Rate Demand

* Rate is subject to change. Rate shown reflects current rate.






^ All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year of less. Rate shown reflects current rate.

~ Principal and interest are payable on demand.

# Also represents cost for income tax purposes.

See Notes to Financial Statements



                       INVESCO Treasurer's Series Trust
                      STATEMENT OF ASSETS AND LIABILITIES
                            December 31, 1997

                                                          Treasurer's             Treasurer's
                                                         Money Market              Tax-Exempt
                                                         Reserve Fund            Reserve Fund
                                                        -------------------------------------
ASSETS
Investment Securities:
   At Cost                                              $  52,308,492           $  23,032,994
                                                        =====================================
   At Value                                             $  52,308,492           $  23,032,994
Cash                                                                0                 199,469
Receivables:
   Fund Shares Sold                                        15,035,734                       0
   Interest                                                   149,907                 106,151
Prepaid Expenses and Other Assets                                 310                     134
                                                        -------------------------------------
TOTAL ASSETS                                               67,494,443              23,338,748
                                                        -------------------------------------
LIABILITIES
Payables:
   Distributions to Shareholders                                3,026                   1,213
   Investment Securities Purchased                                  0                 200,597
   Fund Shares Repurchased                                    341,055               1,052,713
Accrued Expenses and Other Payables                             4,411                       0
                                                        -------------------------------------
TOTAL LIABILITIES                                             348,492               1,254,523
                                                        -------------------------------------
Net Assets at Value                                     $  67,145,951           $  22,084,225
                                                        =====================================
Shares Outstanding*                                        67,145,951              22,084,225
Net Asset Value, Offering and
   Redemption Price per Share                                   $1.00                   $1.00
                                                        =====================================

* The Trust has one class of shares which may be divided into different series, each representing an interest in a separate Fund. At December 31, 1997, there was an unlimited number of shares of beneficial interest (without par value) authorized. Paid-in capital was $67,145,951 and $22,084,225 for Treasurer's
Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds, respectively.

See Notes to Financial Statements



                     INVESCO Treasurer's Series Trust
                         STATEMENT OF OPERATIONS
                      Year Ended December 31, 1997

                                                          Treasurer's             Treasurer's
                                                         Money Market              Tax-Exempt
                                                         Reserve Fund            Reserve Fund
                                                        -------------------------------------

INVESTMENT INCOME
INTEREST INCOME                                         $   5,714,291           $    778,284
EXPENSES
Investment Advisory Fees                                      256,934                 49,547
                                                        -------------------------------------
Net Investment Income and
   Net Increase in Net Assets
   from Operations                                      $   5,457,357           $     728,737
                                                        =====================================

See Notes to Financial Statements




                        INVESCO Treasurer's Series Trust
                       STATEMENT OF CHANGES IN NET ASSETS
                              Year Ended December 31

                                                          Treasurer's                         Treasurer's
                                                         Money Market                          Tax-Exempt
                                                         Reserve Fund                        Reserve Fund
                                                ------------------------------         ----------------------------
                                                     1997            1996                1997            1996
OPERATIONS AND DISTRIBUTIONS
   TO SHAREHOLDERS
Net Investment Income Earned and
   Distributed To Shareholders                  $    5,457,357  $   6,985,753         $     728,737     $   791,200
                                                =============================         =============================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                   $  907,820,795  $ 955,891,903         $  31,372,456    $ 40,135,621
Reinvestment of Dividends                            5,366,818      6,947,826               711,015         772,754
                                                -----------------------------         -----------------------------
                                                   913,187,613    962,839,729            32,083,471      40,908,375
Amounts Paid for Repurchases of Shares            (959,322,893)  (991,443,585)          (33,385,365)    (39,450,460)
                                                ------------------------------        -----------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                                    (46,135,280)   (28,603,856)           (1,301,894)      1,457,915
NET ASSETS
Beginning of Period                                113,281,231    141,885,087            23,386,119      21,928,204
                                                ------------------------------        -----------------------------
End of Period                                   $   67,145,951  $ 113,281,231         $  22,084,225    $ 23,386,119
                                                =============================         =============================








FUND SHARE TRANSACTIONS
Shares Sold                                        907,820,795    955,891,903            31,372,456      40,135,621
Shares Issued from Reinvestment
   of Dividends                                      5,366,818      6,947,826               711,015         772,754
                                                ------------------------------        ------------------------------
                                                   913,187,613    962,839,729            32,083,471      40,908,375
Shares Repurchased                                (959,322,893)  (991,443,585)          (33,385,365)    (39,450,460)
                                                ------------------------------        ------------------------------
Net Increase (Decrease) in Fund Shares             (46,135,280)   (28,603,856)           (1,301,894)      1,457,915
                                                ==============================        ==============================

See Notes to Financial Statements


INVESCO Treasurer's Series Trust
Notes to Financial Statements

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as a diversified, open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts and consists of four separate funds: INVESCO Treasurer's Money Market Reserve Fund ("Money Fund"), INVESCO Treasurer's Tax-Exempt Reserve Fund ( "Tax-Exempt Fund") (collectively, the "Funds"), INVESCO Treasurer's Prime Reserve Fund ("Prime Reserve"), and INVESCO Treasurer's Special Reserve Fund ("Special Reserve"), each of which represents a separate portfolio of investments. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Money Fund and Tax- Exempt Fund are presented herein.
    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A.   SECURITY  VALUATION -  Securities  held by the Trust are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith by the Trust's trustees.
B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Trust amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.
C. FEDERAL AND STATE TAXES - The Trust has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Of the distributions paid by Tax-Exempt Fund for the year ended December 31, 1997, 91.97% were exempt from federal income taxes.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Trust's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the ex-dividend date.

NOTE  2  -  INVESTMENT  ADVISORY  AND  OTHER  AGREEMENTS.  INVESCO  Capital
Management, Inc. ("ICM") serves as the Trust's investment adviser. As compensation for its services to the Trust, ICM receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.25% of each Fund's average net assets. ICM is also responsible for providing certain administrative and clerical services and facilities necessary for the operation of the Trust. In accordance with the Investment Advisory Agreement, ICM bears all other expenses of the Funds, except taxes, interest and brokerage commissions.
NOTE 3 - TRANSACTIONS WITH AFFILIATES. Certain of the Trust's officers and trustees are also officers and directors of ICM. At December 31, 1997, 14.29% of outstanding shares of Tax Exempt Fund, were held by ICM or affiliated parties.
     The Trust has adopted an unfunded deferred compensation plan covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement.
     For the year ended December 31, 1997, pension expenses, unfunded accrued pension costs and pension liability, were paid by ICM in accordance with the Investment Advisory Agreement and were as follows:

                                                  Unfunded
                                 Pension           Accrued           Pension
Fund                             Expenses     Pension Costs         Liability
--------------------------------------------------------------------------------
Money Fund                         $2,244            $5,434           $12,332
Tax-Exempt Fund                       363               991             2,124

                       INVESCO Treasurer's Series Trust
                             FINANCIAL HIGHLIGHTS
           (For a Fund Share Outstanding Throughout Each Period)


                                                                             Year Ended December 31
                                                        -------------------------------------------------------------------
                                                           1997           1996           1995           1994           1993
                                                        Treasurer's Money Market Reserve Fund

PER SHARE DATA
Net Asset Value - Beginning of Period                     $1.00          $1.00          $1.00          $1.00          $1.00
                                                        -------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
Net Investment Income Earned and
   Distributed to Shareholders                             0.05           0.05           0.06           0.04           0.03
                                                        -------------------------------------------------------------------
Net Asset Value - End of Period                           $1.00          $1.00          $1.00          $1.00          $1.00
                                                        ===================================================================

TOTAL RETURN                                              5.48%          5.30%          5.82%          4.13%          2.92%

RATIOS
Net Assets - End of Period ($000 Omitted)               $67,146       $113,281       $141,885        $93,131       $102,822
Ratio of Expenses to Average Net Assets                   0.25%          0.25%          0.25%          0.25%          0.25%
Ratio of Net Investment Income to
   Average Net Assets                                     5.32%          5.17%          5.71%          4.02%          2.88%







                       INVESCO Treasurer's Series Trust
                        Financial Highlights (Continued)
               (For a Fund Share Outstanding Throughout Each Period)

                                                                             Year Ended December 31
                                                        -------------------------------------------------------------------
                                                           1997           1996           1995           1994           1993

                                                        Treasurer's Tax-Exempt Reserve Fund

PER SHARE DATA
Net Asset Value - Beginning of Period                     $1.00          $1.00          $1.00          $1.00          $1.00
                                                        -------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
Net Investment Income Earned and
   Distributed to Shareholders                             0.04           0.03           0.04           0.03           0.02
                                                        -------------------------------------------------------------------
Net Asset Value - End of Period                           $1.00          $1.00          $1.00          $1.00          $1.00
                                                        ===================================================================

TOTAL RETURN                                              3.74%          3.45%          3.90%          2.81%          2.30%

RATIOS
Net Assets - End of Period ($000 Omitted)               $22,084        $23,386        $21,928        $19,716        $27,261
Ratio of Expenses to Average Net Assets                   0.25%          0.25%          0.25%          0.25%          0.25%
Ratio of Net Investment Income to
   Average Net Assets                                     3.68%          3.40%          3.86%          2.69%          2.28%




                               Report of Independent Accountants



To the Shareholders and Board of Trustees of INVESCO Treasurer's Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund (two of the portfolios of INVESCO Treasurer's Series Trust, hereafter referred to as the "Trust") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP

Denver, Colorado
February 6, 1998

Investment Adviser
INVESCO Capital Management, Inc.

Distributor
INVESCO Funds Group, Inc.

Transfer Agent
INVESCO Funds Group, Inc.

Custodian
United Missouri Bank of Kansas City

Independent Accountants
Price Waterhouse  LLP

Legal Counsel
Kirkpatrick & Lockhart
Moye, Giles, O'Keefe, Vermeire
& Gorrell


ANNUAL REPORT

INVESCO TREASURER'S SERIES TRUST

Money Market Reserve Fund

Tax-Exempt Reserve Fund

December 31, 1997